Income Tax (Tables)	12 Months Ended
Nov. 30, 2023
Income Tax [Abstract]
Schedule of Taxation Statement of Income	The components of the income tax provision are as follow:
	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Current tax	1,916,689	512,429	886,191	113,476
Deferred tax	—	—	(355,566)	(45,530)
Total income tax expense	1,916,689	512,429	530,625	67,946

Schedule of Statutory Rates to the Group's Effective Tax Rate	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:
	For the years ended November 30,
	2021		2022		2023
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	13,595,796		3,991,440		4,599,604	588,975
Income tax expense at the statutory rate	(2,243,306)	16.5	(658,589)	16.5	(758,935)	(97,181)	16.5
Effect of preferential tax rate	163,150	(1.2)	165,007	(4.1)	164,853	21,109	(3.6)
Effect of expenses not deductible for tax	(67,979)	0.5	(67,937)	1.7	(28,302)	(3,624)	0.6
Effect of Permanent difference*	231,446	(1.7)	49,090	(1.3)	91,759	11,750	(2.0)
Income tax expense	(1,916,689)	14.1	(512,429)	12.8	(530,625)	(67,946.)	11.5
*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

Schedule of Deferred Tax Assets	The deferred tax assets which are principally comprised of provision of bad debts. The movement of recognized deferred tax assets were as follows:
	As of November 30,
	2022	2023	2023
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year	—	—	—
Addition	—	355,566	45,530
Balance, end of the year	—	355,566	45,530